Note 8 - Notes Payable (Details Textual) - USD ($)			3 Months Ended		9 Months Ended
	Dec. 29, 2022	Aug. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Repayments of Notes Payable					$ 46,333	$ (0)
Conversion of Notes Payable into Common Shares [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	4,000,000
Debt Conversion, Original Debt, Amount	$ 60,000
Convertible Notes Payable [Member] | Former CEO [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.015
Debt Instrument, Maturity Date		Aug. 23, 2022
Convertible Notes Payable [Member] | Former Director [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.015
Debt Instrument, Maturity Date		Aug. 23, 2022
Notes Payable, Other Payables [Member]
Interest Expense, Debt, Total			$ 13,202	$ 0	19,727	$ 0
Notes Payable, Other Payables [Member] | Former CEO [Member]
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Repayments of Notes Payable			$ 46,333		$ 46,333
Debt Instrument, Maturity Date		Aug. 23, 2022